Interest Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest costs [abstract]
Average interest rate used to capitalize borrowing costs that are attributable to the construction of a qualifying assets	4.14%	4.19%	4.23%